UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
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Check here if Amendment [   ]; Amendment Number:
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     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sansar Capital Management, L.L.C.*
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Address:   16 Raffles Quay #40-02A
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           Hong Leong Building
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           Singapore 04581
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Form 13F File Number:   28-11727
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard B. Astorga
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Title:    Chief Operating Officer / CFO / CCO
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Phone:    (+65) 6372-7615
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Signature, Place, and Date of Signing:

/s/ Richard B. Astorga     Singapore     November 14, 2011
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* Effective as of January 31, 2011 Sansar Capital Asia Pte. Ltd. and Sansar Capital Management, L.L.C. serve as co-investment advisors and may be deemed to share investment discretion with respect to the holdings reported on this form.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $7,699
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name


                                                      SANSAR CAPITAL MANAGEMENT, L.L.C.
                                                 FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2011

                                                                                                               VOTING AUTHORITY
                                                         VALUE     SHARES/    SH/  PUT/  INVSTM    OTHER
    NAME OF ISSUER            TITLE OF CLASS  CUSIP     x($1000)   PRN AMT    PRN  CALL  DISCRETN  MANAGERS  SOLE      SHARES   NONE

CHINA INFORMATION TECHNOLOGY  COM             16950L109  2,976     3,234,652  sh         sole                3,234,652
CHINANET ONLINE HLDGS INC     COM             16949H102    774       697,473  sh         sole                 697,473
MEDQUIST HLDGS INC            COM             58506K102  1,774       234,639  sh         sole                 234,639
SKYPEOPLE FRUIT JUICE INC     COM NEW         83086T208  2,175     1,188,450  sh         sole               1,188,450